Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Property, Plant and Equipment

	Oyu Tolgoi
Year Ended December 31, 2017	Mineral property interests	Plant and equipment	Capital works in progress	Other capital assets	Total
Net book value:
January 1, 2017	$854,089	$3,394,948	$2,167,962	$32	$6,417,031
Additions	47,270	-	1,005,219	-	1,052,489
Interest capitalized (Note 7)	-	-	200,764	-	200,764
Depreciation for the year	(67,049)	(253,296)	-	(32)	(320,377)
Disposals and write offs	-	(2,935)	-	-	(2,935)
Transfers and other movements	-	58,774	(58,774)	-	-
December 31, 2017	$834,310	$3,197,491	$3,315,171	$-	$7,346,972
Cost	1,226,109	4,541,570	3,315,171	1,152	9,084,002
Accumulated depreciation / impairment	(391,799)	(1,344,079)	-	(1,152)	(1,737,030)
December 31, 2017	$834,310	$3,197,491	$3,315,171	$-	$7,346,972

Non-current assets pledged as security (a)	$834,310	$3,197,491	$3,315,171	$-	$7,346,972

	Oyu Tolgoi
Year Ended December 31, 2016	Mineral property interests	Plant and equipment	Capital works in progress	Other capital assets	Total
Net book value:
January 1, 2016	$848,753	$3,493,017	$1,977,997	$216	$6,319,983
Additions	67,204	-	365,422	(63)	432,563
Interest capitalized (Note 7)	-	-	88,441	-	88,441
Depreciation for the year	(93,943)	(320,936)	-	(121)	(415,000)
Disposals and write offs	-	(3,548)	(2,228)	-	(5,776)
Transfers and other movements	32,075	226,415	(261,670)	-	(3,180)
December 31, 2016	$854,089	$3,394,948	$2,167,962	$32	$6,417,031
Cost	1,178,838	4,487,740	2,167,962	1,215	7,835,755
Accumulated depreciation / impairment	(324,749)	(1,092,792)	-	(1,183)	(1,418,724)
December 31, 2016	$854,089	$3,394,948	$2,167,962	$32	$6,417,031

Non-current assets pledged as security (a)	$854,089	$3,393,333	$2,167,832	$-	$6,415,254

(a)

Excludes assets held under finance leases with a net book value of nil at December 31, 2017 ($1.6 million at December 31, 2016). In addition to property, plant and equipment, at December 31, 2017 current and non-current inventory of $274.1 million (December 31, 2016 - $260.7 million) and $43.4 million (December 31, 2016 - $20.8 million) respectively are pledged as security.